Inventories, net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories, net
Raw materials	$ 2,345	$ 1,988
Work in process	1,796	1,744
Finished goods	1,628	1,226
Advances to suppliers	253	219
Inventories, net before advance payments consumed	6,022	5,177
Advance payments consumed	(285)	(299)
Total inventory, net	5,737	4,878
Cost of inventories relating to long-term contracts	$ 267	$ 290